SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				2 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 02, 2024 shares	Aug. 26, 2024	Jan. 01, 2024 USD ($) shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) Segment shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Unrecognized tax benefits				$ 0	$ 0		$ 0	$ 0
Amounts accrued for interest and penalties				0	0		$ 0	0
Common stock shares issued | shares							1
Accumulated deficit				$ 517	20,517		$ 20,517	20,517
Common Stock [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Common stock shares issued | shares				1			1
DT Cloud Star Acquisition Corp [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Cash and cash equivalents					341		$ 341	341		$ 461	$ 411,429
Marketable securities					18,421,078		18,421,078	18,421,078		17,876,466	70,456,287
Interest earned in trust account					161,596	$ 742,159		319,612	$ 1,479,865	2,683,684	1,456,287
Interest and dividend reinvested in trust accounts					108,188	497,026		266,204	1,234,732
Unrealized gain on investments held in trust account					53,408	$ 245,133		53,408	245,133	57,342	263,682
Unrecognized tax benefits					0		0	0		0	0
Amounts accrued for interest and penalties					0		0	0		0	0
Interest reinvested in trust accounts										2,626,342	1,192,605
Accumulated deficit					1,670,811		1,670,811	$ 1,670,811		$ 1,051,445	$ 350,476
Number of reportable segment | Segment								1		1
DT Cloud Star Acquisition Corp [Member] | Common Stock [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Common stock shares issued | shares											6,900,000
PRIMEGEN US, INC. [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Cash and cash equivalents					414,264		414,264	$ 414,264		$ 915,609	$ 3,959,998
Accumulated deficit					39,297,017		39,297,017	39,297,017		32,329,989	25,564,693
Cash equivalents					$ 0		$ 0	$ 0		$ 0	0
Property and equipment useful life					5 years		5 years	5 years		5 years
Depreciation and amortization expenses								$ 33,677	$ 13,941	$ 38,305	$ 30,648
Potentially dilutive common stock | shares								30,439,538	15,490,000	15,490,000	13,320,000
Number of reportable segment | Segment								1		1
Impairment of long-lived assets										$ 0	$ 0
Research and development								$ 1,710,173	$ 1,540,261	$ 3,542,159	$ 3,988,908
Stock split		100:1
PRIMEGEN US, INC. [Member] | Stem Med Scientific Inc [Member] | Common Stock [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Debt conversion in shares | shares	7,833,999		5,722,222
PRIMEGEN US, INC. [Member] | Debt Note One [Member] | Stem Med Scientific Inc [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Debt instrument amount			$ 3,610,000
Accrued interest			$ 426,485
PRIMEGEN US, INC. [Member] | Debt Note One [Member] | Stem Med Scientific Inc [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Ownership percentage			83.40%
PRIMEGEN US, INC. [Member] | Debt Note Two [Member] | Stem Med Scientific Inc [Member]
SummaryOfSignificantAccountingPoliciesLineItem [Line Items]
Debt instrument amount			$ 5,150,000
Accrued interest			$ 891,606